Operating costs (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Summary of operating costs

	2021	2020	2019

Commission and incentive costs	2,719,611	2,087,197	1,269,309
Operating losses	35,844	31,295	13,922
Other costs	674,654	526,867	313,419
Clearing house fees	411,605	344,278	201,083
Third parties’ services	88,431	92,997	76,669
Other	174,618	89,592	35,667
Total	3,430,109	2,645,359	1,596,650